Borrowings (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Borrowings
Year End Balance - Total Bank	$ 50,000	$ 43,000
Year End Balance - Total Company	49,486	49,486
Bank
Borrowings
Year End Balance - Total Bank	50,000
FHLB advances | Bank
Borrowings
2015	0	8,000
2016	8,000	8,000
2017	5,000	5,000
2018	22,000	20,000
2019	4,000	2,000
2020	11,000	0
Year End Balance - Total Bank	$ 50,000	$ 43,000
2015 (as a percent)		0.30%
2016 (as a percent)	0.67%	0.67%
2017 (as a percent)	1.07%	1.07%
2018 (as a percent)	1.93%	2.00%
2019 (as a percent)	1.79%	1.97%
2020 (as a percent)	1.95%
Subordinated notes due 2034
Borrowings
Year End Balance - Total Company	$ 25,774	$ 25,774
Year End Weighted Rate (as a percent)	3.23%	2.94%
Subordinated notes due 2035
Borrowings
Year End Balance - Total Company	$ 23,712	$ 23,712
Year End Weighted Rate (as a percent)	2.36%	2.07%